Other Taxes (Detail) - BRL BRL in Thousands		Dec. 31, 2015	Dec. 31, 2014
Taxes [Line Items]
Other taxes, asset, current and non current		BRL 1,582,885	BRL 1,796,166
Other taxes, asset, current		922,986	1,054,255
Other taxes, asset, non current		659,899	741,911
Other taxes, liability, current and non current		2,477,988	2,542,326
Other taxes, liability, current		1,553,651	1,667,599
Other taxes, liability, non current		924,337	874,727
State VAT (ICMS)
Taxes [Line Items]
Other taxes, asset, current and non current	[1]	1,285,800	1,512,543
Other taxes, liability, current and non current		759,922	709,126
Taxes on revenue (PIS and COFINS)
Taxes [Line Items]
Other taxes, asset, current and non current		200,029	181,772
Other taxes, liability, current and non current		668,888	664,278
Other Tax [Member]
Taxes [Line Items]
Other taxes, asset, current and non current		97,056	101,851
Other taxes, liability, current and non current		153,968	281,059
ICMS Agreement No. 69/1998
Taxes [Line Items]
Other taxes, liability, current and non current		33,998	80,287
FUST/FUNTTEL/broadcasting fees
Taxes [Line Items]
Other taxes, liability, current and non current		BRL 861,212	BRL 807,576

[1]	Recoverable ICMS arises mostly from prepaid taxes and credits claimed on purchases of property, plant and equipment, which can be offset against ICMS payable within 48 months, pursuant to Supplementary Law 102/2000.